PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 69,311	$ 219,141
Cost of property and equipment held under capital lease	251,176	265,781
Accumulated depreciation and amortization of property and equipment held under capital lease	$ 14,322	$ 711